UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2013
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   360 Madison Avenue
           --------------------------------------------------
           21st Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  28-10720
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Co-President
           --------------------------------------------------
Phone:     (212) 450-8070
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein         New York, New York          05/15/13
       -------------------------    ---------------------------   -----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                                                 0
                                                     -------------
Form 13F Information Table Entry Total:
                                                                13
                                                     -------------
Form 13F Information Table Value Total:
                                                          $184,396
                                                     -------------
                                                      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
1ST UNITED BANCORP INC FLA       COM            33740N105   19,285 2,985,318 SH       SOLE                2,985,318      0    0
BANCORP INC DEL                  COM            05969A105   22,936 1,655,994 SH       SOLE                1,655,994      0    0
BCSB BANCORP INC                 COM            055367106    2,329   135,000 SH       SOLE                  135,000      0    0
BRIDGE CAP HLDGS                 COM            108030107   21,844 1,433,304 SH       SOLE                1,433,304      0    0
CNB FINL CORP PA                 COM            126128107   12,951   759,581 SH       SOLE                  759,581      0    0
FIRST MERCHANTS CORP             COM            320817109   21,828 1,411,000 SH       SOLE                1,411,000      0    0
NEWBRIDGE BANCORP                COM            65080T102   14,752 2,504,500 SH       SOLE                2,504,500      0    0
PROVIDENT NEW YORK BANCORP       COM            744028101   22,212 2,448,980 SH       SOLE                2,448,980      0    0
SOUTHERN MO BANCORP INC          COM            843380106    5,787   220,451 SH       SOLE                  220,451      0    0
STATE BK FINL CORP               COM            856190103   12,278   750,000 SH       SOLE                  750,000      0    0
TERRITORIAL BANCORP INC          COM            88145X108    8,525   358,500 SH       SOLE                  358,500      0    0
WASHINGTON BKG CO OAK HBR WA     COM            937303105   12,641   906,800 SH       SOLE                  906,800      0    0
WASHINGTONFIRST BANKSHARES, INC. COM            940730104    7,030   602,897 SH       SOLE                  602,897      0    0